INCOME TAXES	7 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
10.	INCOME TAXES
The Company’s income tax provision and related income tax assets and liabilities are based on, among other things, an estimate of the impact of the Business Combination and exchanges of Common Units for Class A Shares, inclusive of an analysis of tax basis and state tax implications of the Blue Owl Operating Group and their underlying assets and liabilities. The Company’s estimate is based on the most recent information available; however, the impact of the Business Combination cannot be finally determined until the Company’s 2021 tax returns have been filed. The tax basis and state impact of the Blue Owl Operating Group and their underlying assets and liabilities are based on estimates subject to finalization of the Company’s tax returns, and the impact of the Business Combination may differ, possibly materially, from the current estimates described herein.
The Blue Owl Operating Partnerships, and prior to the Business Combination, Owl Rock, are partnerships for U.S. federal income tax purposes subject to New York City unincorporated business tax (“UBT”). Effective upon the consummation of the Business Combination, generally all of the income the Registrant earns will be subject to corporate-level income taxes in the United States. Further, the amount of income taxes recorded prior to the Business Combination are not representative of the expenses expected in the future. Substantially all of the Company’s income before tax is earned in the United States.
The following table presents the components of the Company’s income tax expense (benefit):

(dollars in thousands)	Year Ended December 31,
	2021	2020	2019
Current Income Tax Expense (Benefit)
U.S. federal	$—	$—	$—
State and local	716	359	81
Foreign	211	14	—

	927	373	81

Deferred Income Tax Expense (Benefit)
U.S. federal	(43,905)	—	—
State and local	(22,232)	(475)	159
Foreign	(1)	—	—

	(66,138)	(475)	159

Total Income Tax Expense (Benefit)
U.S. federal	(43,905)	—	—
State and local	(21,516)	(116)	240
Foreign	210	14	—

	$(65,211)	$(102)	$240

The following table sets forth the reconciliation of the Company’s effective rate to the statutory rate:

	Year Ended December 31,
	2021	2020	2019
Statutory rate (1)	21.00%	4.00%	4.00%
Income passed through to noncontrolling interest holders	-14.95%	—%	—%
State and local income taxes	0.98%	-3.73%	0.10%
Non-deductible compensation expense	-3.54%	-0.08%	-3.28%
Other	—%	-0.07%	0.34%

Total Effective Rate	3.49%	0.12%	1.16%

(1)	The statutory rate presented is using the U.S. federal corporate tax rate for the year ended December 31, 2021, and the UBT rate for the years ended December 31, 2020 and 2019.
As of December 31, 2021 and 2020 the income tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities were as follows:

(dollars in thousands)	December 31, 2021	December 31, 2020
Deferred Tax Assets
Basis difference in subsidiaries	$439,826	$69
Tax receivable agreement	158,616	—
Net operating losses	36,500	180
Other	2,057	551

Deferred Tax Assets	$636,999	$800

Goodwill and intangible assets	47,924	—
Other	2,413	—

Deferred Tax Liabilities	$50,337	$—

The Company has U.S. federal and UBT net operating losses of $152.1 million and $9.6 million, respectively, that can be carried forward indefinitely until they are used. The Company evaluates the realizability of its deferred tax assets on a quarterly basis and may recognize or adjust any valuation allowance when it is more-likely-than-not
that all or a portion of the deferred tax asset may not be realized. The Company believes it is more-likely-than-not
that its deferred tax assets will be realized based on historic and projected earnings and the reversal of taxable temporary differences. As of December 31, 2021, the Company has not recorded any valuation allowances.
The Company files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the tax years that remain open under the statute of limitations will be subject to examinations by the appropriate tax authorities. The Company is generally no longer subject to state or local examinations by tax authorities for tax years prior to 2017.
As of December 31, 2021, the Company has not recorded any unrecognized tax positions and does not expect a material increase or decrease in gross unrecognized tax positions in the next 12 months. No penalties or interest were incurred during the years ended December 31, 2021, 2020 and 2019.
In connection with and subsequent to the Business Combinations, the Company recorded to additional paid-in
capital various adjustments to deferred tax assets and liabilities, as well as related impacts to the TRA liability, related to capital transactions. These adjustments primarily resulted from differences between the Company’s GAAP and tax basis in its investment in the Blue Owl Operating Partnerships, as well as portions related to the TRA liability that will eventually lead to additional tax basis in the Blue Owl Operating Partnerships upon future TRA payments. The deferred tax assets will be recovered as the basis is amortized. See the Company’s consolidated and combined statements of shareholders’ equity for these amounts.